SHARE BASED COMPENSATION - Stock Appreciation Rights - (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2020 EquityInstruments $ / shares shares	Dec. 31, 2019 EquityInstruments $ / shares shares
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Stock Appreciation Rights (SARs)
Number Of Outstanding Share Options [Abstract]
Outstanding, beginning of year | EquityInstruments	385	363
Granted | EquityInstruments	132	112
Exercised | EquityInstruments	(7)	(44)
Forfeited/expired | shares	(1)	(46)
Outstanding, end of year | EquityInstruments	509	385
Exercisable, end of year | EquityInstruments	307	223
Weighted average exercise price of share options ($ per share)
Weighted average exercise price Outstanding, beginning of year	$ 39.83	$ 38.60
Weighted average exercise price, Granted	37.41	42.95
Weighted average exercise price, Exercised	36.38	34.53
Weighted average exercise price, Forfeited/expired	39.08	42.85
Weighted average exercise price, Outstanding, end of year	39.25	39.83
Weighted average exercise price, Exercisable, end of year	$ 39.09	$ 37.62